Trade and other payables (Tables)	6 Months Ended
Feb. 29, 2024
Trade and other payables.
Schedule of trade and other payables

	As at	As at
	February 29,	August 31,
	2024	2023
	$	$
Trade payable	1,337,058	1,107,310
Sales taxes payable	41,965	62,398
Salaries and vacation payable	692,521	585,192
	2,071,544	1,754,900